Operating Lease - Summary Of Supplemental Cash Flow Information Related To Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 531,250	$ 312,939	$ 269,684
Right-of-use assets obtained in exchange for operating lease liabilities	$ 1,647,011	$ 325,049	$ 695,591